Fair Value Measurements - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis (Details)	Sep. 30, 2025	Sep. 30, 2024
Starting share price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	14.6
Starting share price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		180
Starting share price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		9,800
Tranche 1 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	2,500
Tranche 1 trigger price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		2,500
Tranche 1 trigger price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		6,400
Tranche 2 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	3,000
Tranche 2 trigger price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3,000
Tranche 2 trigger price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		7,700
Contractual term (in years) [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	2.4
Contractual term (in years) [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.4
Contractual term (in years) [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4
Volatility [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	100	90
Risk-free interest rate [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	3.82
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.52
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4.33